S000000779 [Member] Expense Example - Putnam Dynamic Asset Allocation Conservative Fund	Sep. 30, 2025 USD ($)
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	667
Expense Example, with Redemption, 3 Years	863
Expense Example, with Redemption, 5 Years	1,075
Expense Example, with Redemption, 10 Years	1,686
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	929
Expense Example, with Redemption, 10 Years	1,821
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,465
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	882
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	871
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	$ 797